INVESTMENTS (OFFSETTING COLLATERAL) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 89	$ 90
Colleteral Securities (Received)	(6)	(6)
Collateral Cash (Received)	(18)	(20)
Net Amounts	65	64
Counterparty A
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	3	5
Collateral Cash (Received)	(3)	(5)
Net Amounts	0	0
Counterparty V
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	1
Collateral Cash (Received)	(1)
Net Amounts	0
Counterparty F
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	2	1
Collateral Cash (Received)	(2)	(1)
Net Amounts	0	0
Counterparty G
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	2	3
Collateral Cash (Received)	(2)	(3)
Net Amounts	0	0
Counterparty H
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	6	6
Colleteral Securities (Received)	(6)	(6)
Collateral Cash (Received)	0	0
Net Amounts	0	0
Counterparty K
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	7	6
Collateral Cash (Received)	(7)	(6)
Net Amounts	0	0
Counterparty L
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	2	4
Collateral Cash (Received)	(2)	(4)
Net Amounts	0	0
Counterparty T
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	1	1
Collateral Cash (Received)	(1)	(1)
Net Amounts	0	0
Total Derivatives
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	24	26
Colleteral Securities (Received)	(6)	(6)
Collateral Cash (Received)	(18)	(20)
Net Amounts	0	0
Other Financial Instruments
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	65	64
Collateral Cash (Received)		0
Net Amounts	$ 65	$ 64